Expense Example, No Redemption - FidelityAdvisorDividendGrowthFund-AMCIZPRO - FidelityAdvisorDividendGrowthFund-AMCIZPRO - Fidelity Advisor Dividend Growth Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Dividend Growth Fund - Class A
Expense Example, No Redemption:
1 Year	$ 654
3 Years	822
5 Years	1,004
10 Years	1,530
Fidelity Advisor Dividend Growth Fund - Class C
Expense Example, No Redemption:
1 Year	163
3 Years	505
5 Years	871
10 Years	1,691
Fidelity Advisor Dividend Growth Fund - Class M
Expense Example, No Redemption:
1 Year	454
3 Years	675
5 Years	914
10 Years	1,599
Fidelity Advisor Dividend Growth Fund - Class I
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	738
Fidelity Advisor Dividend Growth Fund - Class Z
Expense Example, No Redemption:
1 Year	44
3 Years	138
5 Years	241
10 Years	$ 542